SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Comparative Information

Certain items in the audited consolidated financial statements as of December 31, 2012 have been reclassified to conform to current year’s presentation to facilitate comparison.

Fair Value of Financial Instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, other receivables, accounts and notes payable, short-term bank borrowings, amounts due to/from related parties, long-term bank borrowings, long-term notes, convertible bonds, foreign exchange derivative contracts, commodity derivative contracts and interest rate swap derivative contracts. The carrying amounts of these financial instruments other than long-term bank borrowings, long-term notes, convertible bonds, foreign exchange derivative contracts, commodity derivative contracts and interest rate swap derivative contracts approximate their fair values due to the short-term maturity of these instruments. The long-term bank borrowings and long-term notes also approximate their fair value since they bear interest rates which approximate market interest rates.

The conversion option was bifurcated from the convertible bonds at its fair value and the residual value allocated to the convertible bonds was accreted to the redemption amount using the effective interest method (Note 9, 15). The conversion option is subsequently remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. The Group determined their fair values with the assistance of an independent third-party valuation firm.

The foreign exchange derivative contracts, commodity derivative contracts and interest rate swap derivative contracts are also measured at fair value with changes in fair value recorded to the current period expense (Note 7, 15).

Convenience Translation

Amounts in U.S. Dollar (“US$”) are presented for the convenience of the reader and are calculated at the noon buying rate of US$1.00 to Renminbi (“RMB”) 6.1200 on September 30, 2013 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

Recent Accounting Pronouncements

In March 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2013-05 (“ASU 2013-05”), Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity, which specifies that a cumulative translation adjustment (“CTA”) should be released into earnings when an entity ceases to have a controlling financial interest in a subsidiary or group of assets within a consolidated foreign entity and the sale or transfer results in the complete or substantially complete liquidation of the foreign entity. For sales of an equity method investment that is a foreign entity, a pro rata portion of CTA attributable to the investment would be recognized in earnings when the investment is sold. When an entity sells either a part or all of its investment in a consolidated foreign entity, CTA would be recognized in earnings only if the sale results in the parent no longer having a controlling financial interest in the foreign entity. In addition, CTA should be recognized in earnings in a business combination achieved in stages. For public entities, ASU 2013-05 is effective for reporting periods beginning after December 15, 2013, with early adoption permitted. The Company will adopt ASU 2013-05 on January 1, 2014 and does not expect the adoption to have a material impact on its consolidated financial statements.

In July 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2013-11 (“ASU 2013-11”), Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists, which reduces diversity in practice by providing guidance on the presentation of unrecognized tax benefits and will better reflect the manner in which an entity would settle at the reporting date any additional income taxes that would result from the disallowance of a tax position when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. An unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. For public entities, ASU 2013-05 is effective for reporting periods beginning after December 15, 2013, with early adoption permitted. The Company will adopt ASU 2013-05 on January 1, 2014 and is currently assessing the impact on its consolidated financial statements.